Condensed Parent Company Financial Information (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Subsidiaries PRC [Member]
Condensed Parent Company Financial Information (Details) [Line Items]
Statutory reserve	$ 15,751,712	$ 15,751,712